Income Taxes - Schedule of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at January 1,	$ 1,100	$ 1,100
Gross increases (decreases) related to prior year tax positions	0	0
Gross increases (decreases) related to current year tax positions	0	0
Settlements	0	0
Expiration of the statute of limitations for the assessment of taxes	0	0
Gross unrecognized tax benefits at December 31,	$ 1,100	$ 1,100